Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Aug. 13, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000193014
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Institutional Class
Account Value	$ 27,262	$ 26,668	$ 25,900	$ 26,166	$ 26,661	$ 27,171	$ 26,341	$ 28,269	$ 27,014	$ 28,209	$ 27,931	$ 27,149	$ 25,645	$ 25,337	$ 24,675	$ 26,299	$ 25,871	$ 24,555	$ 24,420	$ 22,909	$ 20,719	$ 21,492	$ 22,489	$ 22,504	$ 22,384	$ 21,034	$ 21,259	$ 21,342	$ 20,929	$ 21,229	$ 19,954	$ 20,857	$ 19,367	$ 17,905	$ 19,213	$ 19,829	$ 18,332	$ 19,381	$ 19,486	$ 20,829	$ 20,172	$ 20,319	$ 22,012	$ 20,576	$ 21,021	$ 19,777	$ 20,970	$ 20,447	$ 19,777	$ 19,493	$ 19,603	$ 18,507	$ 17,823	$ 17,365	$ 18,307	$ 17,480	$ 15,802	$ 15,957	$ 16,362	$ 15,808	$ 14,838	$ 14,916	$ 13,500	$ 12,685	$ 14,594	$ 15,772	$ 15,225	$ 15,166	$ 14,639	$ 14,634	$ 14,721	$ 14,499	$ 14,358	$ 13,445	$ 13,703	$ 13,205	$ 12,801	$ 12,081	$ 11,221	$ 12,137	$ 11,697	$ 12,660	$ 12,454	$ 11,875	$ 11,335	$ 11,073	$ 10,851	$ 10,956	$ 10,940	$ 11,274	$ 10,689	$ 10,701	$ 10,488	$ 10,247	$ 10,071	$ 10,000
C000020635
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Investor Class
Account Value	$ 33,307	32,585	31,656	31,984	32,603	33,222	32,219	34,588	33,056	34,523	34,189	33,233	31,403	31,032	30,224	32,221	31,701	30,094	29,936	28,090	25,407	26,363	27,589	27,607	27,468	25,816	26,094	26,206	25,704	26,076	24,516	25,632	23,801	22,014	23,628	24,391	22,552	23,853	23,983	25,641	24,834	25,025	27,107	25,353	25,904	24,378	25,856	25,209	24,394	24,042	24,186	22,843	22,004	21,444	22,611	21,586	19,523	19,715	20,218	19,545	18,347	18,450	16,698	15,692	18,058	19,523	18,850	18,780	18,131	18,124	18,240	17,970	17,795	16,673	16,994	16,381	15,878	14,989	13,932	15,065	14,524	15,723	15,467	14,753	14,080	13,762	13,484	13,623	13,609	14,025	13,304	13,319	13,060	12,753	12,541		$ 12,732	$ 12,446	$ 12,651	$ 12,275	$ 11,845	$ 11,818	$ 11,313	$ 11,102	$ 11,068	$ 10,741	$ 10,955	$ 11,021	$ 10,915	$ 10,761	$ 10,567	$ 10,307	$ 10,300	$ 9,640	$ 9,606	$ 10,007	$ 10,187	$ 9,993	$ 9,506	$ 9,820	$ 10,207	$ 10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,559	19,849	18,832	19,266	20,382	21,308	20,518	22,092	20,303	20,448	20,214	20,230	19,120	19,427	18,610	19,802	18,753	17,701	18,010	16,566	15,267	16,128	17,022	17,529	16,835	15,422	15,930	16,056	16,588	16,895	15,467	16,374	15,430	13,962	15,375	15,867	14,314	15,838	15,720	16,923	16,692	16,508	17,791	16,931	17,443	16,474	17,155	16,827	16,769	16,943	16,909	16,181	15,459	14,474	14,260	13,387	11,715	11,465	11,850	11,448	10,943	10,807	10,071	8,820	11,059	12,219	12,546	12,203	11,851	11,718	11,370	11,868	11,729	10,896	11,840	11,382	11,447	10,982	9,942	11,210	10,871	12,018	12,151	11,775	11,571	11,522	11,066	11,094	10,992	11,502	11,181	11,157	10,761	10,523	10,126	10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,230	23,393	22,195	22,706	24,020	25,112	24,181	26,036	23,928	24,098	23,823	23,841	22,533	22,895	21,933	23,337	22,101	20,862	21,225	19,523	17,992	19,007	20,061	20,659	19,840	18,175	18,774	18,922	19,550	19,911	18,229	19,298	18,185	16,454	18,120	18,700	16,870	18,666	18,527	19,944	19,672	19,455	20,967	19,954	20,557	19,415	20,217	19,831	19,763	19,967	19,928	19,070	18,219	17,059	16,806	15,777	13,806	13,512	13,966	13,492	12,897	12,737	11,869	10,395	13,033	14,400	14,786	14,382	13,967	13,811	13,400	13,987	13,822	12,841	13,953	13,414	13,491	12,942	11,716	13,211	12,811	14,163	14,320	13,877	13,637	13,579	13,041	13,075	12,955	13,556	13,177	13,148	12,682	12,401	11,934		12,120	12,014	11,823	11,881	11,782	11,828	11,526	11,336	11,093	10,271	10,553	10,621	10,568	10,133	10,091	9,863	9,744	8,979	8,854	9,389	9,797	9,666	9,150	9,455	10,014	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,029	27,625	25,989	26,166	27,729	28,095	27,334	28,001	26,449	26,691	26,133	25,514	25,207	24,334	23,184	24,172	23,418	22,231	21,864	20,914	19,163	19,575	20,555	20,888	20,238	18,983	18,901	18,611	17,951	18,400	17,313	18,371	17,399	16,096	17,728	18,482	16,922	18,444	18,411	20,169	19,447	20,048	21,142	20,235	20,376	19,042	19,971	19,381	18,932	18,500	18,371	17,441	16,709	16,260	16,426	15,818	14,257	14,647	15,225	14,204	13,446	13,184	12,585	11,155	12,727	13,868	13,874	13,467	12,996	12,720	12,486	12,687	12,508	11,684	12,477	11,991	11,763	11,397	10,551	11,599	11,367	12,201	12,132	11,749	11,328	11,258	10,994	10,951	11,237	11,667	11,035	10,914	10,589	10,348	10,139	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	$ 34,197	$ 32,172	$ 32,392	$ 34,326	$ 34,780	$ 33,837	$ 34,664	$ 32,742	$ 33,041	$ 32,350	$ 31,584	$ 31,204	$ 30,124	$ 28,700	$ 29,923	$ 28,990	$ 27,520	$ 27,066	$ 25,889	$ 23,723	$ 24,232	$ 25,446	$ 25,857	$ 25,053	$ 23,500	$ 23,398	$ 23,038	$ 22,223	$ 22,778	$ 21,432	$ 22,742	$ 21,538	$ 19,925	$ 21,946	$ 22,879	$ 20,948	$ 22,833	$ 22,791	$ 24,968	$ 24,074	$ 24,817	$ 26,172	$ 25,049	$ 25,224	$ 23,572	$ 24,722	$ 23,993	$ 23,436	$ 22,901	$ 22,742	$ 21,590	$ 20,684	$ 20,129	$ 20,334	$ 19,582	$ 17,650	$ 18,132	$ 18,848	$ 17,584	$ 16,645	$ 16,321	$ 15,579	$ 13,809	$ 15,755	$ 17,168	$ 17,175	$ 16,671	$ 16,087	$ 15,746	$ 15,457	$ 15,706	$ 15,483	$ 14,464	$ 15,446	$ 14,845	$ 14,562	$ 14,109	$ 13,062	$ 14,358	$ 14,072	$ 15,104	$ 15,018	$ 14,544	$ 14,023	$ 13,937	$ 13,609	$ 13,557	$ 13,911	$ 14,443	$ 13,661	$ 13,511	$ 13,109	$ 12,810	$ 12,551		$ 12,512	$ 12,260	$ 12,184	$ 12,015	$ 11,893	$ 11,879	$ 11,426	$ 11,213	$ 10,996	$ 10,603	$ 10,800	$ 10,798	$ 10,783	$ 10,399	$ 10,372	$ 10,189	$ 10,150	$ 9,505	$ 9,518	$ 10,015	$ 10,176	$ 10,145	$ 9,356	$ 9,594	$ 10,210	$ 10,000